Trade Receivables (Tables)	6 Months Ended
Dec. 31, 2023
Trade Receivables [Abstract]
Schedule of Trade Receivables
	31 December 2023	30 June 2023
	RM	RM
Current
Trade receivables
- Third parties	2,700,000	38,356,692

Schedule of Lifetime Expected Loss Provision for Trade Receivables	Lifetime expected loss provision for trade receivables of the Group are as follows:
	Gross carrying amount	Total impairment	Net carrying amount
	RM	RM	RM
31 December 2023

Current	2,700,000	-	2,700,000

30 June 2023

Current	37,459,509	-	37,459,508

Past due:
1 to 30 days	812,976	-	812,977
31 to 120 days	84,207	-	84,207
	38,356,692	-	38,356,692